Derivative Instruments - Additional Information (Detail) $ in Thousands, lb in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($) $ / lb lb	Dec. 31, 2017 CAD ($) lb
Disclosure of detailed information about financial instruments [line items]
Purchase of copper put options	$ 1,063	$ 3,952
Proceeds from copper put options	$ 855
Option contract [member]
Disclosure of detailed information about financial instruments [line items]
Number of pounds of copper for which put options were purchased | lb	30	75
Strike price | $ / lb	2.80
Purchase of copper put options	$ 1,063	$ 3,952
Proceeds from copper put options	$ 855
Bottom of range [member] | Option contract [member]
Disclosure of detailed information about financial instruments [line items]
Maturity date	From the third quarter of 2018	From the second quarter of 2017
Top of range [member] | Option contract [member]
Disclosure of detailed information about financial instruments [line items]
Maturity date	To the fourth quarter of 2018	To the second quarter of 2018